CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Income (Loss) Attributable to Parent	$ (11,472)	$ (812)	$ (7,334)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation, Depletion and Amortization	661	730	431
Share-based Payment Arrangement, Noncash Expense	3,273	584	378
Gain (Loss) on Disposition of Property Plant Equipment	0	127	0
Fair Value Adjustment of Warrants	762	86	24
Founders Notes Forgiven	459	0	0
Transaction Costs Allocated to Warrants	2,750	0	0
Noncash Interest Expense	0	22	0
Increase (Decrease) in Operating Capital [Abstract]
Increase (Decrease) in Accounts Receivable	(618)	(8,372)	(5,174)
Increase (Decrease) in Prepaid Expense and Other Assets	(1,823)	78	(546)
Increase (Decrease) in Accounts Payable	1,500	(545)	721
Increase (Decrease) in Employee Related Liabilities	1,236	1,914	1,579
Increase (Decrease) in Accrued Liabilities and Other Operating Liabilities	851	2,029	939
Net Cash Provided by (Used in) Operating Activities, Total	(2,421)	(4,159)	(8,982)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Develop Software	(2,594)	0
Payments to Acquire Property, Plant, and Equipment	(549)	(1,030)	(1,657)
Origination of Notes Receivable from Related Parties	(459)	0	0
Proceeds from Sale of Property, Plant, and Equipment	0	6	0
Payments to Acquire Businesses, Net of Cash Acquired	0	0	(4,232)
Proceeds From (Payments For) Deposits, Investing Activities	(85)	76	(333)
Net Cash Provided by (Used in) Investing Activities, Total	(3,687)	(948)	(6,222)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds From Reverse Recapitalization, Net	149,252	0	0
Proceeds from Contributed Capital	0	504	0
Proceeds from Issuance of Preferred Stock and Preference Stock	0	0	29,692
Proceeds from Issuance of Long-term Debt	0	15,516	0
Repayments of Long-term Debt	(3,033)	(6,504)	(6,000)
Repayment of Acquisition Liability	(126)	(592)	0
Proceeds from Stock Options Exercised	1,081	78	99
Net Cash Provided by (Used in) Financing Activities, Total	147,174	9,002	23,791
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total	141,066	3,895	8,587
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Beginning Balance	16,092	12,197	3,610
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Ending Balance	157,158	16,092	12,197
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid, Net	535	421	208
Interest Paid, Excluding Capitalized Interest, Operating Activities	259	272	328
Non-cash transactions
Conversion of Stock, Amount Converted	164,060	0	0
Conversion of Legacy Innovid Warrants	5,080	0	0
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed	0	126	718
Noncash Preferred Stock, Accretion Of Redemption Value	77,063	7,297	2,007
Accrued Transaction Cost, Not Yet Paid	3,185	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	156,696	15,645	11,641
Restricted Cash	462	447	416
Restricted Cash in Prepaid Expenses and Other Current Assets	0	0	140
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total	$ 157,158	$ 16,092	$ 12,197